Financial result, net- Financial result, net (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Finance Income (Expense) [Abstract]
Interest on financial investments	R$ 518,607	R$ 388,675	R$ 101,326
Interest from customers	127,562	128,052	109,999
Update of subscription warrants (see Note 19)	0	5,099	33,180
Selic interest on PIS/COFINS credits	132,257	35,268	201,795
Update of provisions and other income	102,458	149,595	13,854
Finance income	880,884	706,689	460,154
Interest on loans	(1,482,183)	(1,465,259)	(716,969)
Interest on leases payable	(143,005)	(128,069)	(110,878)
Update of subscription warrants (see Note 19)	(45,084)	0	0
Bank charges, financial transactions tax, and other taxes	(156,481)	(119,828)	(70,801)
Exchange variations, net of gain (loss) on hedging instruments	38,161	(458,032)	(239,106)
Update of provisions, net, and other expenses	(91,422)	(4,709)	(85,132)
Finance expenses	(1,880,014)	(2,175,897)	(1,222,886)
Financial result, net	R$ (999,130)	R$ (1,469,208)	R$ (762,732)